Restricted cash equivalents	12 Months Ended
Dec. 31, 2021
Restricted cash equivalents

10.	Restricted cash equivalents

The Company had restricted cash equivalents amounting to $335 at December 31, 2021 (2020 - $338). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.